Fair Value Measurements	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE C - FAIR VALUE MEASUREMENTS

The Financial Accounting Standards Board issued a statement that defines fair value and establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are described as follows:

Level 1 - Quoted market prices in active markets for identical assets and liabilities,

Level 2 - Inputs other than level 1 inputs that are either directly or indirectly observable, and

Level 3 - Unobservable inputs developed using the company’s estimates and assumptions, which reflect those a market participant would use.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy. There have been no changes in the methodologies used during the years ended December 31, 2024, 2023, and 2022, respectively.

Registered Investment Companies

Valued at the daily closing price as reported by the fund. The funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common and Collective Trust Fund

This investment is valued using the NAV as a practical expedient and is not classified in the fair value hierarchy. There are no participant redemption restrictions for this investment; the redemption notice period is applicable only to the Plan.

The following tables present information for which the NAV per share practical expedient was used:

	Net Asset Value used as a practical expedient as of December 31, 2024:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,472,715	N/A	Daily	12 months

	Net Asset Value used as a practical expedient as of December 31, 2023:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,703,050	N/A	Daily	12 months

Culp, Inc. Common Stock

This investment is valued at the closing price reported on the New York Stock Exchange, which is the active market in which the individual security is traded. This investment is classified within Level 1 of the valuation hierarchy.

The Plan held 196,376 shares and 167,314 shares of the Company’s common stock as of December 31, 2024, and 2023, respectively. The cost basis of these shares of the Company’s common stock was $1,253,261 and $1,188,047 as of December 31, 2024, and 2023, respectively.

Money Market Fund

This investment is a public investment vehicle valued using $1 for the NAV. The money market fund is classified within Level 2 of the valuation hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables present information about assets and liabilities measured at fair value on a recurring basis:

	Fair value measurements as of December 31, 2024, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$40,077,354	—	—	$40,077,354
Culp, Inc. common stock	$1,153,883	—	—	$1,153,883
Money market fund	—	$43,493	—	$43,493
Total investments in the fair value hierarchy	$41,231,237	$43,493	$—	$41,274,730

Investments at net asset value, as a practical expedient:
Common and collective trust fund				$3,472,715

Total investments at fair value				$44,747,445

	Fair value measurements as of December 31, 2023, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$36,961,195	—	—	$36,961,195
Culp, Inc. common stock	$968,890	—	—	$968,890
Money market fund	—	$42,054	—	$42,054
Total investments in the fair value hierarchy	$37,930,085	$42,054	$—	$37,972,139

Investments at net asset value, as a practical expedient:
Common and collective trust fund				$3,703,050

Total investments at fair value				$41,675,189